Rental Expense for Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Rental expense for operating leases
Minimum rentals	$ 323.7	$ 316.0	$ 311.7
Contingent rent	11.1	7.8	9.8
Sublease income	(0.9)	(2.9)	(5.1)
Total	$ 333.9	$ 320.9	$ 316.4